UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pacifica Capital Investments, LLC
Address:  P.O. Box 710
          5119 El Mirlo
          Rancho Santa Fe, CA 92067

Form 13F File Number:  028-13872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Leonard
Title:    Founder and Chief Investment Officer
Phone:    858-354-7180

Signature, Place, and Date of Signing:

      /s/ Steve Leonard             Rancho Santa Fe, CA        February 10, 2012
      ------------------            -------------------        -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           16
                                         -----------

Form 13F Information Table Value Total:  $   121,249
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1             COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
-----------------------------  --------  ---------  -----------  ----------------------  ----------  -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                               TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   ----------------------
       NAME OF ISSUER           CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
-----------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- ------- ------ -------
AUTOMATIC DATA PROCESSING IN   COM       053015103        1,902       35,220             SOLE        NONE       4,900 N/A     30,320
AMERICAN EXPRESS CO            COM       025816109        5,918      125,462             SOLE        NONE      32,319 N/A     93,143
BEST BUY INC                   COM       086516101        5,435      232,569             SOLE        NONE      19,037 N/A    213,532
BERKSHIRE HATHAWAY CL A        COM       084670108        1,836           16             SOLE        NONE          13 N/A          3
BERKSHIRE HATHAWAY CL B        COM       084670702       21,415      280,672             SOLE        NONE      85,823 N/A    194,849
CNA FINL CORP                  COM       126117100       11,567      432,424             SOLE        NONE     122,759 N/A    309,665
BARRY R G CORP OHIO            COM       068798107       14,315    1,185,051             SOLE        NONE     287,521 N/A    897,530
ENERGIZER HLDGS INC            COM       29266R108          318        4,100             SOLE        NONE       4,000 N/A        100
GOLDMAN SACHS GROUP INC        COM       38141G104       19,139      211,641             SOLE        NONE      33,066 N/A    178,575
JOHNSON & JOHNSON              COM       478160104          695       10,596             SOLE        NONE       6,000 N/A      4,596
MARKEL CORP                    COM       570535104          290          700             SOLE        NONE         700 N/A          0
OFFICE DEPOT INC               COM       676220106           22       10,000             SOLE        NONE      10,000 N/A          0
STARBUCKS CORP                 COM       855244109       21,608      469,632             SOLE        NONE     151,400 N/A    318,232
SYSCO CORP                     COM       871829107           37        1,250             SOLE        NONE           0 N/A      1,250
US BANCORP DEL                 COM       902973304        3,468      128,217             SOLE        NONE      36,437 N/A     91,780
WELLS FARGO & CO               COM       949746101       13,284      482,018             SOLE        NONE      50,063 N/A    431,955